Note 13 - Right-of-use assets, net and lease liabilities - Evolution of Right-of-use Assets (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023
Reconciliation of changes in right of use assets [abstract]
Cost and Depreciation beginning of the year		$ 132,138	$ 111,741
Cost and Depreciation end of the year		148,868	132,138
Gross carrying amount [member]
Reconciliation of changes in right of use assets [abstract]
Cost and Depreciation beginning of the year		261,729	200,720
Currency translation adjustment		(1,298)	605
Increase due to business combinations	[1]		11,886
Additions		91,321	61,324
Transfers / Reclassifications
Disposals		(39,591)	(12,806)
Cost and Depreciation end of the year		312,161	261,729
Accumulated depreciation, amortisation and impairment [member]
Reconciliation of changes in right of use assets [abstract]
Cost and Depreciation beginning of the year		(129,591)	(88,979)
Currency translation adjustment		(763)	368
Depreciation charge		69,901	50,277
Transfers / Reclassifications
Disposals		35,436	10,033
Cost and Depreciation end of the year		(163,293)	(129,591)
Land and civil buildings [member]
Reconciliation of changes in right of use assets [abstract]
Cost and Depreciation beginning of the year		38,492
Cost and Depreciation end of the year		29,735	38,492
Land and civil buildings [member] | Gross carrying amount [member]
Reconciliation of changes in right of use assets [abstract]
Cost and Depreciation beginning of the year		66,464	43,570
Currency translation adjustment		(167)	99
Increase due to business combinations	[1]		11,803
Additions		16,034	13,040
Transfers / Reclassifications		(5,027)	691
Disposals		(10,772)	(2,739)
Cost and Depreciation end of the year		66,532	66,464
Land and civil buildings [member] | Accumulated depreciation, amortisation and impairment [member]
Reconciliation of changes in right of use assets [abstract]
Cost and Depreciation beginning of the year		(27,972)	(18,933)
Currency translation adjustment		(68)	34
Depreciation charge		20,448	9,663
Transfers / Reclassifications		(1,514)	691
Disposals		10,041	1,349
Cost and Depreciation end of the year		(36,797)	(27,972)
Industrial buildings, plant and production equipment [member]
Reconciliation of changes in right of use assets [abstract]
Cost and Depreciation beginning of the year		72,813
Cost and Depreciation end of the year		91,002	72,813
Industrial buildings, plant and production equipment [member] | Gross carrying amount [member]
Reconciliation of changes in right of use assets [abstract]
Cost and Depreciation beginning of the year		148,380	125,677
Currency translation adjustment		(439)	243
Increase due to business combinations	[1]		37
Additions		52,040	30,066
Transfers / Reclassifications		5,027
Disposals		(20,113)	(7,643)
Cost and Depreciation end of the year		184,895	148,380
Industrial buildings, plant and production equipment [member] | Accumulated depreciation, amortisation and impairment [member]
Reconciliation of changes in right of use assets [abstract]
Cost and Depreciation beginning of the year		(75,567)	(52,794)
Currency translation adjustment		(283)	134
Depreciation charge		34,719	29,685
Transfers / Reclassifications		1,550
Disposals		17,660	7,046
Cost and Depreciation end of the year		(93,893)	(75,567)
Vehicles, furniture and fixtures [member]
Reconciliation of changes in right of use assets [abstract]
Cost and Depreciation beginning of the year		17,988
Cost and Depreciation end of the year		25,650	17,988
Vehicles, furniture and fixtures [member] | Gross carrying amount [member]
Reconciliation of changes in right of use assets [abstract]
Cost and Depreciation beginning of the year		43,217	30,291
Currency translation adjustment		(692)	263
Increase due to business combinations	[1]		46
Additions		22,663	15,732
Transfers / Reclassifications			(691)
Disposals		(8,706)	(2,424)
Cost and Depreciation end of the year		56,482	43,217
Vehicles, furniture and fixtures [member] | Accumulated depreciation, amortisation and impairment [member]
Reconciliation of changes in right of use assets [abstract]
Cost and Depreciation beginning of the year		(25,229)	(17,042)
Currency translation adjustment		(412)	200
Depreciation charge		13,786	10,316
Transfers / Reclassifications		(36)	(691)
Disposals		7,735	1,638
Cost and Depreciation end of the year		(30,832)	(25,229)
Other assets [member]
Reconciliation of changes in right of use assets [abstract]
Cost and Depreciation beginning of the year		2,845
Cost and Depreciation end of the year		2,481	2,845
Other assets [member] | Gross carrying amount [member]
Reconciliation of changes in right of use assets [abstract]
Cost and Depreciation beginning of the year		3,668	1,182
Currency translation adjustment
Increase due to business combinations	[1]
Additions		584	2,486
Transfers / Reclassifications
Disposals
Cost and Depreciation end of the year		4,252	3,668
Other assets [member] | Accumulated depreciation, amortisation and impairment [member]
Reconciliation of changes in right of use assets [abstract]
Cost and Depreciation beginning of the year		(823)	(210)
Currency translation adjustment
Depreciation charge		948	613
Transfers / Reclassifications
Disposals
Cost and Depreciation end of the year		$ (1,771)	$ (823)

[1]	For the year 2023, related to the GPC and Mattr’s pipe coating business unit acquisitions.